General information	6 Months Ended
Jun. 30, 2022
Disclosure Of General Information About Financial Statements [Abstract]
General information
1. General information
ObsEva SA (the “Company”) was founded on November 14, 2012, and its address is 12 Chemin des Aulx, 1228
Plan-les-Ouates,
Geneva, Switzerland. The terms “ObsEva” or “the Group” refer to ObsEva SA together with its subsidiaries included in the scope of consolidation (see Note 2.3).
The Group is focused on the development of novel therapeutics to improve women’s reproductive health and pregnancy. The Group has a portfolio of one in-licensed
mid-stage
development compound (nolasiban) and one
out-licensed
mid-stage
development product (ebopiprant). The Group has no currently marketed products.
On July 27, 2022, the Company announced plans to initiate a corporate restructuring and refocus the Company’s development and commercialization strategy. The Board of Directors decided to undertake the following actions: (i) give notice of termination of the Company’s license agreement with Kissei Pharmaceutical Co., Ltd (“Kissei”) for the development and commercialization of linzagolix (the “Kissei License Agreement”); (ii) commence planned corporate restructuring to resize the Company to be able to meet other license obligations and assess strategic options with respect to pipeline development; and (iii) file an application to the competent court in Geneva, Switzerland for a court-sanctioned moratorium to facilitate the planned restructuring. If granted, the moratorium will provide the Company with temporary protection against debt-enforcement and bankruptcy proceedings in Switzerland, with a view to make it possible for the Company to undertake restructuring measures under the supervision of one or more court-appointed administrators. Consistent with the Company’s plans to restructure its operations, the Company will initiate a mass dismissal process, pursuant to Swiss law. A final decision on the extent of the restructuring will be taken following a consultation process with the Company’s employees.
These unaudited condensed consolidated financial statements are presented in dollars of the United States (USD), rounded to the nearest thousand, except share and per share data, and have been prepared on the basis of the accounting principles described in Note 2.
These unaudited condensed consolidated financial statements were authorized for issue by the Audit Committee of the Company’s Board of Directors (the “Board of Directors”) on August 12, 2022.